UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

New Horizons Fund	March 31, 2015

T. Rowe Price New Horizons Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 94.8%		
CONSUMER DISCRETIONARY 19.7%		
Distributors 0.5%		
Core-Mark Holding (1)	1,302,100	83,751
		83,751
Diversified Consumer Services 0.4%		
Bright Horizons Family Solutions (2)	1,290,296	66,154
		66,154
Hotels, Restaurants & Leisure 5.8%		
Bloomin Brands	325,500	7,919
Chipotle Mexican Grill (2)	138,000	89,775
Choice Hotels International	2,459,713	157,594
Dunkin Brands	2,445,000	116,284
Fiesta Restaurant (1)(2)	2,219,400	135,383
Krispy Kreme (1)(2)	5,290,850	105,764
Panera Bread, Class A (2)	91,800	14,688
Papa John's International	1,509,500	93,302
Vail Resorts (1)	2,086,300	215,765
		936,474
Household Durables 0.9%		
Harman International	1,150,800	153,781
		153,781
Internet & Catalog Retail 4.3%		
Blue Nile (1)(2)	1,840,688	58,608
Ctrip.com International, ADR (2)	2,075,900	121,689
Liberty TripAdvisor Holdings, Class A (2)	1,336,664	42,493
Liberty Ventures, Series A (2)	96,502	4,054
MakeMyTrip (1)(2)	4,635,798	101,802
Netflix (2)	370,400	154,342
Priceline (2)	25,414	29,586
Vipshop Holdings, ADR (2)	3,138,400	92,394

Wayfair, Class A (2)	1,391,661	44,700
zulily (1)(2)	3,461,882	44,970
		694,638
Media 0.5%		
Aimia (CAD)	5,868,400	59,817
Central European Media Enterprises, Warrants, 5/2/18 (2)	1,255,170	2,159
Multiplus (BRL)	2,215,600	23,242
		85,218
Multiline Retail 0.2%		
Burlington Stores (2)	459,870	27,325
		27,325
Specialty Retail 5.5%		
Five Below (1)(2)	2,908,900	103,470
Francesca's Holdings (1)(2)	3,450,100	61,412
Lumber Liquidators (2)	191,100	5,882
Michaels (2)	2,487,963	67,324
Monro Muffler Brake (1)	1,756,170	114,239
O'Reilly Automotive (2)	1,496,800	323,668
Reed Krakoff International, Acquisition Date: 8/30/13 – 10/14/14, Cost $11,106 (1)(2)(3)(4)(5)	111,063	—
Restoration Hardware Holdings (1)(2)	2,013,057	199,675
Sportsman's Warehouse Holdings (2)	877,600	7,012
		882,682
Textiles, Apparel & Luxury Goods 1.6%		
Kate Spade (2)	3,762,844	125,641
Quiksilver (2)	7,479,429	13,837
Salvatore Ferragamo (EUR)	1,313,564	42,074
Wolverine World Wide	2,355,000	78,775
		260,327
Total Consumer Discretionary		3,190,350

CONSUMER STAPLES 4.3%		
Beverages 0.3%		
Boston Beer, Class A (2)	151,851	40,605
		40,605
Food & Staples Retailing 2.7%		
Diplomat Pharmacy (2)	537,230	18,578
Diplomat Pharmacy, Acquisition Date: 1/23/14 Cost $27,468 (2)(3)	1,640,500	53,892
PriceSmart (1)	2,229,800	189,488
Sprouts Farmers Market (2)	4,874,600	171,732
		433,690
Food Products 1.3%		
Flowers Foods	7,829,955	178,053
J & J Snack Foods	366,343	39,089
		217,142
Total Consumer Staples		691,437
ENERGY 2.4%		
Energy Equipment & Services 0.7%		
Exterran Holdings	512,500	17,205
Forum Energy Technologies (2)	1,466,600	28,745
RigNet (1)(2)	1,448,675	41,418
SEACOR Holdings (2)	355,207	24,747
		112,115
Oil, Gas & Consumable Fuels 1.7%		
Diamondback Energy (2)	1,655,834	127,234
Emerald Oil, Warrants, 2/4/16, Acquisition Date: 2/4/11 Cost $0 (2)(3)	177,500	—
NuVista Energy (CAD) (2)	4,409,000	26,526
Oasis Petroleum (2)	1,113,500	15,834
PDC Energy (2)	542,900	29,338

Seven Generations Energy (CAD) (2)	1,860,200	23,720
Seven Generations Energy, Class A Acquisition Date: 12/18/13 – 4/3/14, Cost $27,860 (CAD) (2)(3)	2,421,910	29,338
SM Energy	394,500	20,388
		272,378
Total Energy		384,493
FINANCIALS 5.3%		
Banks 2.4%		
Signature Bank (2)	1,591,000	206,162
SVB Financial Group (2)	720,600	91,545
Texas Capital Bancshares (2)	966,170	47,004
Western Alliance Bancorp (2)	1,655,117	49,058
		393,769
Capital Markets 0.6%		
Artisan Partners Asset Management	1,030,200	46,833
Financial Engines	1,122,200	46,941
		93,774
Consumer Finance 0.1%		
DLP Payments Holdings, Acquisition Date: 2/20/15 Cost $7,164 (2)(3)(4)	21,665	7,164
		7,164
Diversified Financial Services 1.3%		
Capitol Acquisition Corp. II, Equity Units (1)(2)	1,557,000	16,543
CBOE Holdings	1,250,684	71,796
MSCI, Class A	2,021,500	123,938
		212,277
Insurance 0.8%		
First American Financial	2,802,315	99,986
Infinity Property & Casualty	418,221	34,315
		134,301

Real Estate Management & Development 0.0%		
Redfin, Acquisition Date: 2/11 – 4/2/14, Cost $623 (1)(2)(3)(4)	245,405	810
WeWork, Class A, Acquisition Date: 12/9/14 Cost $2,626 (1)(2)(3)(4)	157,722	2,626
		3,436
Thrifts & Mortgage Finance 0.1%		
PennyMac Financial Services (2)	577,700	9,804
		9,804
Total Financials		854,525
HEALTH CARE 18.5%		
Biotechnology 10.0%		
Abcam (GBP) (1)	10,508,158	75,572
ACADIA Pharmaceuticals (2)	1,769,700	57,675
Acceleron Pharma (2)	722,208	27,487
Alexion Pharmaceuticals (2)	377,100	65,351
Alkermes (2)	790,400	48,191
Bluebird Bio (2)	466,000	56,279
Calithera Biosciences (2)	583,644	9,583
Chimerix (2)	692,300	26,093
Clovis Oncology (2)	670,669	49,784
Exelixis (2)	5,262,600	13,525
Incyte (2)	2,571,600	235,713
Intercept Pharmaceuticals (2)	95,171	26,840
Ironwood Pharmaceuticals (2)	811,300	12,981
Neurocrine Biosciences (2)	3,109,600	123,482
Ophthotech (2)	358,123	16,664
Pharmacyclics (2)	828,900	212,157
Portola Pharmaceuticals (2)	133,600	5,071
Prothena (2)	1,054,100	40,203
Puma Biotechnology (2)	931,611	219,963
Regeneron Pharmaceuticals (2)	338,800	152,961
Seattle Genetics (2)	289,200	10,223

Spark Therapeutics (2)	163,400	12,664
Spark Therapeutics, Acquisition Date: 5/23/14 Cost $2,732 (2)(3)	344,895	25,393
Sunesis Pharmaceuticals (2)	1,704,600	4,176
TESARO (2)	784,241	45,015
Ultragenyx Pharmaceutical (2)	554,400	34,423
Versartis (2)	302,300	5,553
		1,613,022
Health Care Equipment & Supplies 3.5%		
Align Technology (2)	477,400	25,677
Dexcom (2)	3,023,200	188,466
EnteroMedics (2)	1,680,200	1,537
EnteroMedics, Warrants, 6/8/16 (2)	908,400	9
EnteroMedics, Warrants, 9/28/16 (2)	128,400	3
GenMark Diagnostics (2)	1,139,433	14,790
IDEXX Laboratories (2)	1,028,900	158,945
Oxford Immunotec Global (2)	376,000	5,294
Semler Scientific (2)	185,917	651
Sirona Dental Systems (2)	1,526,797	137,396
Tornier (2)	1,443,567	37,850
		570,618
Health Care Providers & Services 1.5%		
Acadia Healthcare (2)	639,200	45,767
Henry Schein (2)	920,400	128,506
Team Health Holdings (2)	338,400	19,800
WellCare Health Plans (2)	639,900	58,525
		252,598
Health Care Technology 1.7%		
athenahealth (2)	1,014,500	121,121
Castlight Health (2)	1,574,776	12,220
Medidata Solutions (2)	1,722,100	84,452
Veeva Systems, Class A (2)	2,225,500	56,817
		274,610

Life Sciences Tools & Services 1.2%		
Bruker (2)	4,941,100	91,262
Illumina (2)	571,400	106,075
		197,337
Pharmaceuticals 0.6%		
Alexza Pharmaceuticals, Warrants, 10/20/16 Acquisition Date: 10/5/09, Cost $79 (2)(3)	63,000	—
Medicines Company (2)	659,600	18,482
Pacira Pharmaceuticals (2)	791,900	70,360
Supernus Pharmaceuticals (2)	328,900	3,977
Zeneca, Acquisition Date: 7/18/13, Cost $0 (2)(3)(4)	288,910	734
		93,553
Total Health Care		3,001,738
INDUSTRIALS & BUSINESS SERVICES 15.9%		
Aerospace & Defense 0.4%		
DigitalGlobe (2)	1,210,087	41,228
HEICO, Class A	366,245	18,144
		59,372
Airlines 1.8%		
Allegiant Travel (1)	1,556,000	299,203
		299,203
Building Products 2.0%		
A.O. Smith	750,600	49,284
Armstrong Worldwide Industries (2)	1,768,400	101,630
Lennox International	1,625,200	181,519
		332,433
Commercial Services & Supplies 2.3%		
Healthcare Services	1,791,500	57,561
Mobile Mini (1)	4,568,077	194,783
MSA Safety	373,879	18,649

US Ecology	206,206	10,304
Waste Connections	1,942,300	93,502
		374,799
Electrical Equipment 1.7%		
Acuity Brands	971,800	163,418
Franklin Electric (1)	2,935,700	111,968
		275,386
Industrial Conglomerates 1.5%		
Roper Industries	1,406,300	241,884
		241,884
Machinery 4.0%		
Colfax (2)	1,670,300	79,723
Graco	1,596,857	115,229
Middleby (2)	222,400	22,829
RBC Bearings	685,889	52,498
Rexnord (2)	4,918,296	131,269
Rotork (GBP)	1,723,575	63,127
Toro	1,682,700	117,991
Valmont Industries	231,100	28,398
WABCO Holdings (2)	282,100	34,665
		645,729
Professional Services 2.2%		
Advisory Board (1)(2)	3,014,000	160,586
Corporate Executive Board	337,200	26,929
Paylocity Holding (2)	180,900	5,181
Trinet (2)	1,817,813	64,041
WageWorks (1)(2)	1,802,400	96,122
		352,859
Total Industrials & Business Services		2,581,665

INFORMATION TECHNOLOGY 22.2%

Communications Equipment 1.4%

ADTRAN	2,024,000	37,788
Aruba Networks (2)	2,349,000	57,527
Ciena (2)	1,000,000	19,310
Finisar (2)	1,999,000	42,659
Palo Alto Networks (2)	450,000	65,736
		223,020

Electronic Equipment, Instruments & Components 1.2%

Control4 (2)	1,000,000	11,980
FEI	1,011,500	77,218
InvenSense (2)	1,250,000	19,012
National Instruments	1,475,000	47,259
Trimble Navigation (2)	1,383,000	34,852
		190,321

Internet Software & Services 9.5%

Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $2,684 (2)(3)(4)	167,746	3,187
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $9,656 (2)(3)(4)	603,476	11,466
Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $1,849 (2)(3)(4)	115,556	2,196
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $4,711 (2)(3)(4)	294,456	5,595
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $12,614 (2)(3)(4)	788,399	14,980
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $9,328 (2)(3)(4)	583,019	11,077
Bazaarvoice (1)(2)	4,623,179	26,121
Cornerstone OnDemand (2)	125,000	3,611
CoStar Group (2)	841,300	166,434
Coupons.com (2)	2,264,152	26,581
Elance-oDesk, Acquisition Date: 1/30 – 5/21/13 Cost $290 (1)(2)(3)(4)	40,859	233

Endurance International Group Holdings (2)	5,621,589	107,147
Eventbrite, Acquisition Date: 6/28/13 Cost $2,217 (1)(2)(3)(4)	179,516	2,941
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3)(4)	190,876	2,481
GrubHub (1)(2)	4,935,394	224,018
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (2)(3)(4)	87,760	6,575
Just Dial (INR)	103,597	2,193
LendingClub, Acquisition Date: 4/16 – 5/14/14 Cost $20,058 (1)(2)(3)	1,972,030	36,813
Marketo (1)(2)	2,799,000	71,710
New Relic (1)(2)	100,000	3,470
Offerup, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3)(4)	101,263	5,042
Pandora Media (2)	4,633,700	75,112
Rackspace Hosting (2)	2,683,400	138,437
Shutterstock (1)(2)	2,716,262	186,526
SPS Commerce (1)(2)	950,000	63,745
SVMK (f/k/a/ SurveyMonkey), Acquisition Date: 11/25/14 Cost $36,107 (2)(3)(4)	2,194,941	36,107
Textura (2)	1,000,000	27,180
Wix.com (2)	1,826,961	35,005
Xoom (1)(2)	4,139,873	60,815
Youku Tudou, ADR (2)	2,438,018	30,475
Youku Tudou, Class A, Acquisition Date: 9/15/10 – 6/14/11 Cost $0 (2)(3)	6	—
Zillow (2)	1,518,573	152,313
		1,539,586
IT Services 1.8%		
CoreLogic (2)	1,233,705	43,513
Gartner (2)	1,775,626	148,886
WEX (2)	993,000	106,608
		299,007
Semiconductor & Semiconductor Equipment 1.4%		
Cavium (2)	670,000	47,449
Diodes (2)	675,000	19,278

Fairchild Semiconductor, Class A (2)	700,000	12,726
PDF Solutions (2)	670,000	12,006
PMC-Sierra (2)	5,798,000	53,806
Semtech (2)	1,974,000	52,597
Silicon Laboratories (2)	525,000	26,654
Teradyne	475,000	8,954
		233,470
Software 6.8%		
Aveva (GBP)	535,740	11,722
Barracuda Networks (2)	270,000	10,387
Bottomline Technologies (1)(2)	2,324,000	63,608
Cadence Design Systems (2)	600,000	11,064
Commvault Systems (2)	200,000	8,740
Computer Modelling (CAD)	2,219,200	22,288
FactSet Research Systems	1,136,100	180,867
Fleetmatics (1)(2)	2,099,000	94,140
Fortinet (2)	1,300,000	45,435
Guidewire Software (2)	1,999,000	105,167
Informatica (2)	25,000	1,096
NetSuite (2)	350,000	32,466
New Relic, Acquisition Date: 8/29/13, Cost $26,671 (1)(2)(3)	1,329,923	43,841
Proofpoint (2)	1,300,000	76,986
ServiceNow (2)	1,350,000	106,353
SS&C Technologies Holdings	3,786,060	235,872
Tableau Software (2)	470,000	43,484
		1,093,516
Technology Hardware, Storage & Peripherals 0.1%		
Intevac (1)(2)	1,450,000	8,903
		8,903
Total Information Technology		3,587,823

MATERIALS 0.9%		
Chemicals 0.9%		
Flotek Industries (2)	2,377,400	35,043
NewMarket	152,804	73,009
Victrex (GBP)	1,562,292	43,432
Total Materials		151,484
TELECOMMUNICATION SERVICES 0.7%		
Wireless Telecommunication Services 0.7%		
Sarana Menara Nusantara (IDR) (2)	354,389,200	108,944
Total Telecommunication Services		108,944
Total Miscellaneous Common Stocks 4.9% (6)		790,525
Total Common Stocks (Cost $9,381,566)		15,342,984
CONVERTIBLE PREFERRED STOCKS 2.6%		
CONSUMER DISCRETIONARY 0.3%		
Internet & Catalog Retail 0.1%		
Evolve Vacation Rental Network, Series 4 Acquisition Date: 8/15/14, Cost $906 (1)(2)(3)(4)	718,332	906
Forward Ventures, Series G, Acquisition Date: 1/9/15 Cost $16,865 (1)(2)(3)(4)	595,897	16,865
Peixe Urbano, Series C, Acquisition Date: 12/5/11 – 12/26/14 Cost $18,842 (2)(3)(4)	603,212	259
		18,030
Media 0.1%		
Glam Media, Series M-1, Acquisition Date: 7/2/07 – 3/19/08 Cost $10,541 (2)(3)(4)	805,923	2,327
Glam Media Escrow, Series M-1 Acquisition Date: 7/2/07 – 3/19/08, Cost $1,479 (2)(3)(4)	115,132	–

TrialPay, Series D, Acquisition Date: 7/1/11 – 9/30/13 Cost $8,376 (2)(3)(4)	2,750,132	7,745
		10,072
Specialty Retail 0.1%		
Chewy.com, Series C, Acquisition Date: 8/7/14 Cost $22,820 (1)(2)(3)(4)(5)	6,370,725	22,820
		22,820
Total Consumer Discretionary		50,922
FINANCIALS 0.3%		
Real Estate Management & Development 0.3%		
Redfin, Series B, Acquisition Date: 12/10/13 Cost $8,203 (1)(2)(3)(4)	3,377,516	11,138
Redfin, Series F, Acquisition Date: 11/7/13 Cost $12,534 (1)(2)(3)(4)	5,161,171	17,020
Redfin, Series G, Acquisition Date: 12/16/14 Cost $4,514 (1)(2)(3)(4)	1,368,850	4,514
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $13,052 (1)(2)(3)(4)	783,879	13,052
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $10,256 (1)(2)(3)(4)	615,906	10,256
Total Financials		55,980
HEALTH CARE 0.1%		
Biotechnology 0.0%		
aTyr Pharmaceutical, Series E, Acquisition Date: 3/31/15 Cost $3,624 (1)(2)(3)(4)	3,238,901	3,624
		3,624
Health Care Technology 0.1%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $5,701 (2)(3)(4)	1,182,668	5,701
		5,701
Total Health Care		9,325

INFORMATION TECHNOLOGY 1.9%

Internet Software & Services 1.0%

Cloudera, Series F, Acquisition Date: 2/5/14 Cost $14,583 (2)(3)(4)	1,001,546	27,871
Elance-oDesk, Series A-1, Acquisition Date: 3/13/12 – 4/24/14 Cost $10,078 (1)(2)(3)(4)	1,101,889	6,479
Elance-oDesk, Series A-2, Acquisition Date: 3/13/12 – 4/24/14 Cost $941 (1)(2)(3)(4)	102,917	588
Elance-oDesk, Series B-1, Acquisition Date: 8/19/14 Cost $4,529 (1)(2)(3)(4)	793,184	4,529
Eventbrite, Series A, Acquisition Date: 7/23/13 Cost $1,853 (1)(2)(3)(4)	150,088	2,459
Eventbrite, Series C, Acquisition Date: 7/23/13 Cost $2,701 (1)(2)(3)(4)	218,748	3,584
Eventbrite, Series F, Acquisition Date: 4/22/13 Cost $9,131 (1)(2)(3)(4)	739,506	12,116
Eventbrite, Series F-1, Acquisition Date: 2/6/14 Cost $27,375 (1)(2)(3)(4)	1,670,851	27,374
Evernote, Series 1, Acquisition Date: 11/20/12 Cost $4,591 (1)(2)(3)(4)	381,752	4,963
Evernote, Series 4, Acquisition Date: 5/2 – 11/20/12 Cost $14,562 (1)(2)(3)(4)	1,210,758	15,740
Evernote, Series 5, Acquisition Date: 11/8/13 Cost $2,274 (1)(2)(3)(4)	174,948	2,274
Houzz, Series D, Acquisition Date: 6/3/14 Cost $19,726 (2)(3)(4)	263,281	19,726
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $24,650 (2)(3)(4)	4,361,980	1,047
MongoDB, Series F, Acquisition Date: 10/2/13 – 12/10/14 Cost $15,041 (2)(3)(4)	899,364	15,041
OfferUp, Series A-2, Acquisition Date: 3/6/15 Cost $6,850 (1)(2)(3)(4)	137,583	6,850
OfferUp, Series C, Acquisition Date: 3/6/15 Cost $11,641 (1)(2)(3)(4)	233,794	11,641
		162,282

IT Services 0.1%

Apptio, Series D, Acquisition Date: 3/9/12 Cost $10,912 (1)(2)(3)(4)	609,011	13,946

Apptio, Series E, Acquisition Date: 5/3/13 Cost $1,816 (1)(2)(3)(4)	80,037	1,833
		15,779
Software 0.4%		
Domo, Series D, Acquisition Date: 1/31/14 Cost $9,735 (2)(3)(4)	2,355,414	9,736
Lookout, Series F, Acquisition Date: 3/21 – 8/8/14 Cost $31,937 (1)(2)(3)(4)	2,795,838	31,937
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost $16,608 (1)(2)(3)(4)	7,238,750	16,608
		58,281
Technology Hardware, Storage & Peripherals 0.4%		
Pure Storage, Series E, Acquisition Date: 8/22/13 Cost $27,279 (1)(2)(3)(4)	3,935,512	61,889
Pure Storage, Series F, Acquisition Date: 4/17/14 Cost $9,122 (1)(2)(3)(4)	580,036	9,122
		71,011
Total Information Technology		307,353
Total Convertible Preferred Stocks (Cost $415,648)		423,580
CONVERTIBLE BONDS 0.0%		
Reed Krakoff International, 8.00%, 6/26/15 Acquisition Date: 12/29/14 – 3/26/15, Cost $2,131 (1)(3)(4)	2,130,706	1,114
Total Convertible Bonds (Cost $2,131)		1,114
CORPORATE BONDS 0.1%		
Central European Media Enterprises, PIK, 15.00%, 12/1/17	6,416,836	6,822
Glam Media, 9.00%, 12/2/15 Acquisition Date: 7/2/07 – 3/9/08, Cost $1,767 (3)(4)	1,766,622	1,396
Glam Media Escrow, 9.00%, 12/2/15 Acquisition Date: 7/2/07 – 8/1/12, Cost $65 (3)(4)	64,536	—
Total Corporate Bonds (Cost $8,248)		8,218

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2015. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/15	Value 12/31/14
Abcam	$ 8,021	$ 69	$ 316	$ 75,572	$ *
Advisory Board	21,995	59	—	160,586	122,759
Allegiant Travel	—	52	389	299,203	234,244
Apptio, Series D	—	—	—	13,946	13,946
Apptio, Series E	—	—	—	1,833	1,833
aTyr Pharmaceutical Series E	3,624	—	—	3,624	—
Bazaarvoice	5,477	21,853	—	26,121	44,090
Blue Nile	11,833	54	—	58,608	52,628
Bottomline Technologies	1,763	42	—	63,608	56,880
Capitol Acquisition Corp. II, Equity Units	—	22	—	16,543	15,654
Castlight Health	—	5,432	—	*	23,438
Chewy.com, Series C	—	—	—	22,820	22,820
Core-Mark Holding	—	61	169	83,751	80,757
Elance-oDesk	—	—	—	233	233
Elance-oDesk Series A-1	—	—	—	6,479	6,479
Elance-oDesk Series A-2	—	—	—	588	588
Elance-oDesk, Series B-1	—	—	—	4,529	4,529
Energy Recovery	—	12,549	—	—	15,681
Eventbrite	—	—	—	2,941	2,941
Eventbrite, Series A	—	—	—	2,459	2,459
Eventbrite, Series C	—	—	—	3,584	3,584
Eventbrite, Series F	—	—	—	12,116	12,116
Eventbrite, Series F-1	—	—	—	27,374	27,374
Evernote	—	—	—	2,481	2,481
Evernote, Series 1	—	—	—	4,963	4,963
Evernote, Series 4	—	—	—	15,740	15,740
Evernote, Series 5	—	—	—	2,274	2,274
Evolve Vacation Rental Network, Series 4	—	—	—	906	906

Fiesta Restaurant	18,358	13,114	—	135,383	129,341
Five Below	—	56,998	—	103,470	175,287
Fleetmatics	11	13,386	—	94,140	87,767
Forward Ventures Series G	16,865	—	—	16,865	—
Francesca's Holdings	—	71	—	61,412	57,700
Franklin Electric	—	143	264	111,968	110,334
GrubHub	—	32,385	—	224,018	209,043
Intevac	—	14	—	8,903	11,282
Krispy Kreme	10,803	131	—	105,764	94,668
LendingClub	—	—	—	36,813	47,398
Lookout, Series F	—	—	—	31,937	31,937
Lumber Liquidators	—	28,811	—	*	89,207
MakeMyTrip	—	89	—	101,802	120,656
Marketo	5,158	56	—	71,710	85,792
Mobile Mini	—	50	854	194,783	185,320
Monro Muffler Brake	—	6,543	241	114,239	108,870
New Relic	382	1,756	—	3,470	5,485
New Relic, Restricted	—	—	—	43,841	44,018
Offerup	5,042	—	—	5,042	—
OfferUp, Series A-2	6,850	—	—	6,850	—
OfferUp, Series C	11,641	—	—	11,641	—
Plex Systems, Series B	—	—	—	16,608	16,608
PriceSmart	11,829	129	745	189,488	190,559
Pure Storage, Series E	—	—	—	61,889	61,889
Pure Storage, Series F	—	—	—	9,122	9,122
Quiksilver	—	9,401	—	*	19,662
Redfin	—	—	—	810	810
Redfin, Series B	—	—	—	11,138	11,138
Redfin, Series F	—	—	—	17,020	17,020
Redfin, Series G	—	—	—	4,514	4,514
Reed Krakoff International	—	—	—	—	11,106
Reed Krakoff International, Conv. Bond	1,101	—	22	1,114	1,030
Restoration Hardware Holdings	16,185	16,071	—	199,675	193,351
RigNet	3,622	23	—	41,418	54,127
Sapient	—	80,965	—	—	195,605
Shutterstock	11,159	61	—	186,526	176,013

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 3, 1960. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $(7,727,000) for the period ended March 31, 2015. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market Value ($000s)	Valuation Technique(s)	Significant Unobservable Input(s)	Value or Range of Input(s)	Impact to Valuation from an Increase in Input*
Common Stocks	$ 63,980	Recent comparable transaction price(s)#	-	-	-
	$ 48,500	Market comparable	Enterprise value to sales multiple	8x	Increase
			Price to free cash flow	30x	Increase
	-	Estimated liquidation value	Discount for lack of collectability	100%	Decrease
	$ 734	Estimated liquidation value#	-	-	-
Convertible Preferred Stocks	$ 362,072	Recent comparable transaction price(s)#	-	-	-
	$ 2,327	Recent comparable transaction price(s)	Discount for lack of marketability	44%	Decrease
	$ 6,479	Recent comparable transaction price(s)	Premium for liquidation preference	3%	Increase
	$ 27,871	Recent comparable transaction price(s)	Discount for non-controlling interest	10%	Decrease

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $10,317,127,000. Net unrealized gain aggregated $5,968,326,000 at period-end, of which $6,437,021,000 related to appreciated investments and $468,695,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015